FINANCIAL INSTRUMENTS - Fair value of financial instruments - Liailities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS
Financial liabilities	R$ 18,892,509	R$ 21,020,146
Trade accounts payable - Domestic market
FINANCIAL INSTRUMENTS
Financial liabilities	4,120,701	4,241,819
Financial liabilities, at fair value	4,120,701	4,241,819
Trade accounts payable - Debtor risk
FINANCIAL INSTRUMENTS
Financial liabilities	584,320	653,085
Financial liabilities, at fair value	584,320	653,085
Trade accounts payable - Imports
FINANCIAL INSTRUMENTS
Financial liabilities	1,196,162	1,724,019
Financial liabilities, at fair value	1,196,162	1,724,019
Loans and Financing
FINANCIAL INSTRUMENTS
Financial liabilities	10,079,675	11,179,617
Financial liabilities, at fair value	10,161,103	11,267,779
Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	813,633	1,427,773
Financial liabilities, at fair value	812,413	1,421,187
Related parties
FINANCIAL INSTRUMENTS
Financial liabilities	24,992	24,890
Financial liabilities, at fair value	24,992	24,890
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial liabilities	20,648	19,056
Financial liabilities, at fair value	20,648	19,056
Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	1,192,461	1,216,206
Financial liabilities, at fair value	1,192,461	1,216,206
Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	859,917	533,681
Financial liabilities, at fair value	R$ 859,917	R$ 533,681